Quarterly Holdings Report
for
Fidelity® Corporate Bond ETF
May 31, 2021
T12-QTLY-0721
1.9862233.106

Schedule of Investments May 31, 2021 (Unaudited)
Showing Percentage of Net Assets
Nonconvertible Bonds – 92.8%
	Principal Amount	Value
COMMUNICATION SERVICES – 8.4%
Diversified Telecommunication Services – 3.2%
AT&T, Inc.:
3.55% 9/15/55 (a)	$ 712,000	$ 673,239
3.65% 6/1/51	530,000	529,418
3.65% 9/15/59 (a)	295,000	282,070
3.80% 12/1/57 (a)	1,209,000	1,190,561
4.30% 2/15/30	572,000	651,163
4.50% 5/15/35 to 3/9/48	859,000	971,610
4.90% 6/15/42	178,000	210,540
Level 3 Financing, Inc. 3.40% 3/1/27 (a)	1,181,000	1,256,141
Verizon Communications, Inc.:
2.10% 3/22/28	218,000	220,863
2.55% 3/21/31	202,000	203,130
3.70% 3/22/61	925,000	933,460
4.40% 11/1/34	972,000	1,135,574
4.522% 9/15/48	830,000	981,381
		9,239,150
Media – 3.8%
CCO Holdings LLC / CCO Holdings Capital Corp. 4.50% 8/15/30 (a)	943,000	960,945
Charter Communications Operating LLC / Charter Communications Operating Capital:
3.70% 4/1/51	408,000	383,172
3.85% 4/1/61	300,000	275,322
4.20% 3/15/28	898,000	1,003,882
5.375% 5/1/47	478,000	557,905
Comcast Corp.:
2.45% 8/15/52	562,000	484,365
4.50% 1/15/43	554,000	663,074
4.95% 10/15/58	386,000	510,010
Discovery Communications LLC 4.125% 5/15/29	1,095,000	1,207,739
Fox Corp.:
3.50% 4/8/30	598,000	644,875
4.709% 1/25/29	259,000	300,286
5.476% 1/25/39	78,000	97,210
5.576% 1/25/49	310,000	396,061
Tencent Holdings Ltd.:
2.88% 4/22/31 (a)	235,000	239,206
3.575% 4/11/26 (a)	200,000	218,600
The Walt Disney Co.:
3.60% 1/13/51	416,000	445,466
3.80% 3/22/30	421,000	473,187
4.75% 11/15/46	204,000	255,254
Time Warner Cable LLC:
4.50% 9/15/42	153,000	165,182
5.875% 11/15/40	794,000	996,392

	Principal Amount	Value

7.30% 7/1/38	$ 498,000	$ 705,062
		10,983,195
Wireless Telecommunication Services – 1.4%
Rogers Communications, Inc. 4.30% 2/15/48	100,000	111,902
T-Mobile USA, Inc.:
3.50% 4/15/25	984,000	1,067,891
3.75% 4/15/27	772,000	848,667
Vodafone Group PLC:
4.375% 5/30/28	832,000	957,771
5.25% 5/30/48	1,004,000	1,265,913
		4,252,144
TOTAL COMMUNICATION SERVICES		24,474,489
CONSUMER DISCRETIONARY – 4.8%
Automobiles – 1.2%
Ford Motor Credit Co. LLC 3.375% 11/13/25	615,000	629,637
General Motors Co.:
5.40% 4/1/48	140,000	171,078
5.95% 4/1/49	506,000	660,836
General Motors Financial Co., Inc. 3.25% 1/5/23	925,000	962,280
Volkswagen Group of America Finance LLC:
1.625% 11/24/27 (a)	450,000	444,963
4.75% 11/13/28 (a)	550,000	643,868
		3,512,662
Diversified Consumer Services – 0.2%
Ingersoll-Rand Luxembourg Finance SA 3.80% 3/21/29	530,000	591,303
Hotels, Restaurants & Leisure – 0.8%
McDonald's Corp.:
3.625% 9/1/49	682,000	715,972
4.875% 12/9/45	582,000	725,220
Starbucks Corp.:
3.80% 8/15/25	488,000	542,550
4.45% 8/15/49	365,000	429,646
		2,413,388
Household Durables – 0.2%
Lennar Corp. 4.875% 12/15/23	369,000	402,749
Toll Brothers Finance Corp. 4.375% 4/15/23	269,000	281,777
		684,526
Internet & Direct Marketing Retail – 0.1%
Alibaba Group Holding Ltd. 2.125% 2/9/31	200,000	194,184
Multiline Retail – 0.4%
Dollar Tree, Inc. 4.00% 5/15/25	1,098,000	1,216,585

Quarterly Report	2

Nonconvertible Bonds – continued
	Principal Amount	Value
CONSUMER DISCRETIONARY – continued
Specialty Retail – 1.9%
Advance Auto Parts, Inc. 1.75% 10/1/27	$ 338,000	$ 335,774
AutoNation, Inc. 4.75% 6/1/30	19,000	22,355
Lowe's Cos., Inc. 3.65% 4/5/29	821,000	906,600
O'Reilly Automotive, Inc. 4.35% 6/1/28	416,000	478,267
Ross Stores, Inc. 4.60% 4/15/25	1,302,000	1,473,756
The Home Depot, Inc. 3.90% 6/15/47	348,000	394,319
The TJX Cos., Inc. 3.75% 4/15/27	1,562,000	1,751,790
		5,362,861
TOTAL CONSUMER DISCRETIONARY		13,975,509
CONSUMER STAPLES – 7.0%
Beverages – 2.5%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.:
3.65% 2/1/26	690,000	764,216
4.70% 2/1/36	198,000	235,902
4.90% 2/1/46	288,000	345,268
Anheuser-Busch InBev Finance, Inc.:
4.70% 2/1/36	204,000	242,840
4.90% 2/1/46	862,000	1,029,166
Anheuser-Busch InBev Worldwide, Inc.:
3.50% 6/1/30	653,000	714,855
4.50% 6/1/50	716,000	821,461
4.90% 1/23/31	705,000	853,613
Constellation Brands, Inc. 2.875% 5/1/30	883,000	913,876
Molson Coors Brewing Co.:
3.00% 7/15/26	681,000	729,788
5.00% 5/1/42	475,000	562,162
		7,213,147
Food & Staples Retailing – 0.7%
Alimentation Couche-Tard, Inc. 2.95% 1/25/30 (a)	319,000	327,971
CVS Health Corp.:
4.78% 3/25/38	246,000	292,918
4.875% 7/20/35	134,000	161,775
5.05% 3/25/48	926,000	1,142,939
5.125% 7/20/45	171,000	213,245
		2,138,848
Food Products – 1.8%
Cargill, Inc. 2.125% 4/23/30 (a)	609,000	605,268

	Principal Amount	Value

Conagra Brands, Inc. 4.60% 11/1/25	$ 991,000	$ 1,133,840
JBS U.S.A. LUX SA / JBS U.S.A. Food Co. / JBS U.S.A. Finance, Inc. 5.50% 1/15/30 (a)	850,000	935,009
Kraft Heinz Foods Co. 3.75% 4/1/30	1,014,000	1,084,826
McCormick & Co., Inc.:
1.85% 2/15/31	561,000	534,092
2.50% 4/15/30	664,000	672,432
Smithfield Foods, Inc. 3.00% 10/15/30 (a)	135,000	134,681
		5,100,148
Tobacco – 2.0%
Altria Group, Inc.:
4.25% 8/9/42	55,000	56,173
4.40% 2/14/26	148,000	168,039
4.80% 2/14/29	233,000	266,789
BAT Capital Corp.:
2.259% 3/25/28	754,000	741,889
3.557% 8/15/27	1,126,000	1,196,157
3.984% 9/25/50	520,000	483,255
Imperial Brands Finance PLC:
3.50% 7/26/26 (a)	550,000	589,901
4.25% 7/21/25 (a)	250,000	275,681
Reynolds American, Inc.:
4.45% 6/12/25	1,007,000	1,119,640
4.85% 9/15/23	881,000	964,484
		5,862,008
TOTAL CONSUMER STAPLES		20,314,151
ENERGY – 9.0%
Energy Equipment & Services – 1.0%
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (a)	800,000	804,000
DCP Midstream Operating LP:
3.875% 3/15/23	530,000	550,140
5.125% 5/15/29	945,000	1,018,616
5.85% 5/21/43 (a)(b)	418,000	382,470
		2,755,226
Oil, Gas & Consumable Fuels – 8.0%
Boardwalk Pipelines LP 3.375% 2/1/23	474,000	491,493
Canadian Natural Resources Ltd.:
3.90% 2/1/25	1,052,000	1,144,949
4.95% 6/1/47	134,000	161,093
Cenovus Energy, Inc.:
3.00% 8/15/22	337,000	344,455
4.25% 4/15/27	1,518,000	1,683,059
Cheniere Corpus Christi Holdings LLC 5.875% 3/31/25	325,000	373,397
3	Quarterly Report

Schedule of Investments (Unaudited)–continued
Nonconvertible Bonds – continued
	Principal Amount	Value
ENERGY – continued
Oil, Gas & Consumable Fuels – continued
ConocoPhillips 6.50% 2/1/39	$ 331,000	$ 478,240
ConocoPhillips Holding Co. 6.95% 4/15/29	544,000	731,327
Enbridge, Inc.:
4.25% 12/1/26	214,000	241,014
5.50% 12/1/46	124,000	157,828
5.75% 7/15/80 (b)	475,000	521,313
Energy Transfer LP:
4.00% 10/1/27	442,000	482,982
4.20% 9/15/23	608,000	651,552
4.25% 4/1/24	228,000	246,985
4.95% 6/15/28	528,000	604,383
5.40% 10/1/47	276,000	313,197
5.80% 6/15/38	123,000	146,518
6.00% 6/15/48	217,000	262,594
Enterprise Products Operating LLC:
4.85% 3/15/44	204,000	241,620
4.90% 5/15/46	183,000	215,475
Equinor ASA 2.375% 5/22/30	502,000	510,988
Hess Corp. 6.00% 1/15/40	645,000	806,689
Magellan Midstream Partners LP 3.25% 6/1/30	473,000	504,039
Marathon Petroleum Corp. 4.75% 9/15/44	465,000	530,695
MPLX LP:
1.75% 3/1/26	661,000	669,762
2.65% 8/15/30	1,452,000	1,443,204
4.875% 12/1/24	110,000	124,094
Occidental Petroleum Corp.:
3 month U.S. LIBOR + 1.450% 1.606% 8/15/22 (b)(c)	636,000	631,241
2.90% 8/15/24	86,000	85,785
3.20% 8/15/26	12,000	11,565
3.45% 7/15/24	481,000	482,203
3.50% 8/15/29	587,000	550,313
4.30% 8/15/39	5,000	4,275
4.40% 8/15/49	475,000	399,000
Ovintiv Exploration, Inc. 5.625% 7/1/24	356,000	396,031
Ovintiv, Inc.:
7.20% 11/1/31	270,000	352,935
8.125% 9/15/30	148,000	201,452
Petroleos Mexicanos:
5.35% 2/12/28	394,000	388,090
6.49% 1/23/27	85,000	90,750
6.50% 3/13/27	200,000	213,542
6.875% 8/4/26	75,000	82,862

	Principal Amount	Value

Phillips 66:
1.30% 2/15/26	$ 422,000	$ 422,944
3.85% 4/9/25	135,000	148,917
Plains All American Pipeline LP / PAA Finance Corp.:
3.65% 6/1/22	209,000	213,651
3.85% 10/15/23	800,000	846,911
4.65% 10/15/25	536,000	599,678
Spectra Energy Partners LP 3.375% 10/15/26	158,000	171,413
Suncor Energy, Inc. 6.85% 6/1/39	146,000	208,109
The Williams Cos., Inc.:
3.50% 11/15/30	272,000	291,500
5.75% 6/24/44	500,000	627,382
TransCanada PipeLines Ltd. 4.875% 5/15/48	356,000	432,760
Transcontinental Gas Pipe Line Co. LLC 3.25% 5/15/30	26,000	27,610
Valero Energy Corp. 2.85% 4/15/25	24,000	25,467
Western Midstream Operating LP 5.30% 2/1/30	1,174,000	1,294,335
		23,283,666
TOTAL ENERGY		26,038,892
FINANCIALS – 28.5%
Banks – 11.3%
Banco Santander SA 2.749% 12/3/30	1,200,000	1,178,752
Bank of America Corp.:
2.676% 6/19/41 (b)	1,919,000	1,813,215
2.884% 10/22/30 (b)	587,000	610,420
3.194% 7/23/30 (b)	345,000	366,846
3.458% 3/15/25 (b)	337,000	362,491
3.705% 4/24/28 (b)	342,000	378,993
4.20% 8/26/24	269,000	297,404
4.25% 10/22/26	598,000	681,170
4.45% 3/3/26	230,000	262,274
Bank of Ireland Group PLC 4.50% 11/25/23 (a)	600,000	649,942
Bank of Nova Scotia 4.50% 12/16/25	466,000	530,663
Barclays PLC:
2.645% 6/24/31 (b)	550,000	547,439
4.836% 5/9/28	415,000	465,560
5.088% 6/20/30 (b)	200,000	230,403
BPCE SA:
2.277% 1/20/32 (a)(b)	650,000	630,408
4.875% 4/1/26 (a)	500,000	567,160
Citigroup, Inc.:
2.572% 6/3/31 (b)	836,000	845,667

Quarterly Report	4

Nonconvertible Bonds – continued
	Principal Amount	Value
FINANCIALS – continued
Banks – continued
2.666% 1/29/31 (b)	$ 507,000	$ 516,285
4.30% 11/20/26	1,101,000	1,248,040
4.40% 6/10/25	1,665,000	1,867,390
Cooperatieve Rabobank UA:
3.75% 7/21/26	700,000	770,922
4.625% 12/1/23	400,000	439,353
Credit Suisse AG 2.95% 4/9/25	500,000	537,236
Danske Bank A/S:
1.171% 12/8/23 (a)(b)	500,000	502,603
3.001% 9/20/22 (a)(b)	650,000	654,565
Fifth Third Bancorp 8.25% 3/1/38	575,000	942,626
HSBC Holdings PLC:
2.357% 8/18/31 (b)	1,050,000	1,029,300
2.848% 6/4/31 (b)	400,000	408,212
4.041% 3/13/28 (b)	300,000	333,499
JPMorgan Chase & Co.:
2.522% 4/22/31 (b)	1,256,000	1,273,666
2.956% 5/13/31 (b)	467,000	484,591
4.125% 12/15/26	306,000	347,225
4.95% 6/1/45	204,000	259,152
Lloyds Banking Group PLC 2.858% 3/17/23 (b)	700,000	713,707
Natwest Group PLC 2.359% 5/22/24 (b)	215,000	222,052
Royal Bank of Scotland Group PLC 6.00% 12/19/23	1,838,000	2,070,820
Santander Holdings USA, Inc.:
3.40% 1/18/23	694,000	723,322
3.50% 6/7/24	1,100,000	1,180,769
Standard Chartered PLC 3.785% 5/21/25 (a)(b)	500,000	540,066
SVB Financial Group 3.125% 6/5/30	197,000	206,272
Synovus Financial Corp. 3.125% 11/1/22	417,000	429,936
Truist Bank 2.25% 3/11/30	500,000	497,361
Wells Fargo & Co.:
2.164% 2/11/26 (b)	876,000	913,328
4.478% 4/4/31 (b)	1,352,000	1,574,360
4.65% 11/4/44	624,000	739,295
Zions Bancorp N.A. 3.25% 10/29/29	900,000	932,523
		32,777,283
Capital Markets – 4.0%
Ares Capital Corp.:
2.15% 7/15/26	995,000	989,629
3.875% 1/15/26	272,000	291,271

	Principal Amount	Value

4.20% 6/10/24	$ 576,000	$ 620,509
4.25% 3/1/25	538,000	583,402
Credit Suisse Group AG:
2.593% 9/11/25 (a)(b)	351,000	366,902
3.574% 1/9/23 (a)	250,000	254,484
3.869% 1/12/29 (a)(b)	250,000	272,613
4.194% 4/1/31 (a)(b)	700,000	778,524
4.55% 4/17/26	250,000	283,419
Goldman Sachs Group, Inc.:
2.905% 7/24/23 (b)	741,000	761,920
3.50% 11/16/26	498,000	544,116
3.75% 5/22/25 to 2/25/26	396,000	438,623
4.223% 5/1/29 (b)	496,000	562,931
Morgan Stanley:
2.699% 1/22/31 (b)	816,000	842,107
3.625% 1/20/27	514,000	572,468
4.35% 9/8/26	495,000	564,080
4.431% 1/23/30 (b)	720,000	836,058
5.00% 11/24/25	677,000	785,299
UBS Group AG:
1.008% 7/30/24 (a)(b)	432,000	435,834
3.126% 8/13/30 (a)(b)	500,000	528,113
4.375% 12/31/99 (a)(b)	265,000	264,006
		11,576,308
Consumer Finance – 2.9%
Ally Financial, Inc.:
3.05% 6/5/23	1,102,000	1,152,284
3.875% 5/21/24	403,000	436,824
4.125% 2/13/22	587,000	602,110
5.80% 5/1/25	629,000	734,985
Capital One Financial Corp.:
3.20% 2/5/25	470,000	507,141
3.90% 1/29/24	712,000	771,578
CIT Group, Inc. 5.00% 8/1/23	365,000	396,481
Citizens Bank NA / Providence 2.25% 4/28/25	250,000	261,476
Citizens Financial Group, Inc. 2.638% 9/30/32 (a)	1,097,000	1,085,330
Discover Bank 2.45% 9/12/24	650,000	683,311
Discover Financial Services 4.50% 1/30/26	128,000	145,178
Ford Motor Credit Co. LLC:
3.339% 3/28/22	300,000	304,125
4.063% 11/1/24	350,000	370,027
5.875% 8/2/21	602,000	605,010
Synchrony Financial 4.375% 3/19/24	424,000	464,713
		8,520,573
5	Quarterly Report

Schedule of Investments (Unaudited)–continued
Nonconvertible Bonds – continued
	Principal Amount	Value
FINANCIALS – continued
Diversified Financial Services – 5.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.30% 1/23/23	$ 700,000	$ 726,846
AIB Group PLC:
4.263% 4/10/25 (a)(b)	250,000	272,000
4.75% 10/12/23 (a)	625,000	681,959
Avolon Holdings Funding Ltd.:
4.25% 4/15/26 (a)	95,000	102,175
5.50% 1/15/26 (a)	152,000	170,793
Barclays PLC 1.007% 12/10/24 (b)	333,000	334,824
Blackstone Holdings Finance Co. LLC 3.50% 9/10/49 (a)	578,000	613,820
BNP Paribas SA:
1.323% 1/13/27 (a)(b)	500,000	494,856
1.904% 9/30/28 (a)(b)	750,000	745,427
2.824% 1/26/41 (a)	700,000	638,582
4.625% 3/13/27 (a)	475,000	539,307
Credit Agricole SA 2.811% 1/11/41 (a)	488,000	446,197
Credit Suisse Group AG 3.091% 5/14/32 (a)(b)	725,000	735,740
Deutsche Bank AG:
2.129% 11/24/26 (b)	381,000	387,467
3.035% 5/28/32 (b)	566,000	563,208
GE Capital International Funding Co. Unlimited Co. 4.418% 11/15/35	350,000	406,890
HSBC Holdings PLC 1.589% 5/24/27 (b)	790,000	792,914
Lloyds Banking Group PLC 1.627% 5/11/27 (b)	1,000,000	1,003,815
Mitsubishi UFJ Financial Group, Inc. 1.412% 7/17/25	905,000	917,491
Morgan Stanley 1.794% 2/13/32 (b)	834,000	786,070
Park Aerospace Holdings Ltd. 5.25% 8/15/22 (a)	1,043,000	1,096,547
Societe Generale SA:
1.488% 12/14/26 (a)(b)	325,000	323,247
3.00% 1/22/30 (a)	625,000	642,930
3.625% 3/1/41 (a)	1,000,000	973,620
UniCredit SpA 1.982% 6/3/27 (a)(b)	875,000	875,439
USAA Capital Corp. 2.125% 5/1/30 (a)	150,000	149,821
		15,421,985
Insurance – 5.0%
American International Group, Inc.:
3.40% 6/30/30	522,000	563,739

	Principal Amount	Value

4.50% 7/16/44	$ 584,000	$ 679,968
5.75% 4/1/48 (b)	838,000	949,245
AmFam Holdings, Inc. 2.805% 3/11/31 (a)	700,000	703,261
Arthur J Gallagher & Co. 2.50% 5/20/31	223,000	222,418
Athene Global Funding:
1.45% 1/8/26 (a)	1,030,000	1,028,666
2.50% 3/24/28 (a)	550,000	560,058
Brown & Brown, Inc. 2.375% 3/15/31	387,000	379,748
Empower Finance 2020 LP:
1.776% 3/17/31 (a)	353,000	332,849
3.075% 9/17/51 (a)	1,189,000	1,139,808
Equitable Holdings, Inc.:
4.35% 4/20/28	647,000	734,323
5.00% 4/20/48	456,000	559,720
Fairfax Financial Holdings Ltd. 4.85% 4/17/28	895,000	1,011,515
Five Corners Funding Trust II 2.85% 5/15/30 (a)	880,000	913,558
Massachusetts Mutual Life Insurance Co. 3.729% 10/15/70 (a)	473,000	473,032
Pacific LifeCorp. 5.125% 1/30/43 (a)	309,000	376,690
Principal Financial Group, Inc. 3.70% 5/15/29	77,000	85,351
Prudential Financial, Inc. 3.00% 3/10/40	587,000	580,977
The Hartford Financial Services Group, Inc. 3.60% 8/19/49	530,000	556,086
Unum Group:
4.00% 3/15/24	543,000	588,505
4.50% 3/15/25	218,000	244,558
Voya Financial, Inc.:
3.65% 6/15/26	262,000	291,489
4.70% 1/23/48 (b)	423,000	442,285
4.80% 6/15/46	204,000	248,047
5.70% 7/15/43	56,000	74,385
Willis North America, Inc. 3.60% 5/15/24	672,000	726,300
		14,466,581
TOTAL FINANCIALS		82,762,730
HEALTH CARE – 7.9%
Biotechnology – 0.5%
Amgen, Inc. 3.375% 2/21/50	852,000	861,918

Quarterly Report	6

Nonconvertible Bonds – continued
	Principal Amount	Value
HEALTH CARE – continued
Biotechnology – continued
Regeneron Pharmaceuticals, Inc. 1.75% 9/15/30	$ 558,000	$ 522,706
		1,384,624
Health Care Equipment & Supplies – 0.6%
Abbott Laboratories 4.75% 11/30/36	285,000	357,035
DH Europe Finance II SARL:
2.60% 11/15/29	687,000	710,922
3.40% 11/15/49	554,000	579,020
		1,646,977
Health Care Providers & Services – 2.6%
Centene Corp.:
3.00% 10/15/30	544,000	544,000
4.25% 12/15/27	160,000	168,000
4.625% 12/15/29	260,000	280,652
Cigna Corp.:
3.40% 3/15/50	587,000	584,834
4.125% 11/15/25	1,666,000	1,877,422
4.80% 8/15/38	216,000	261,643
4.90% 12/15/48	40,000	49,832
HCA, Inc.:
5.125% 6/15/39	736,000	895,047
5.25% 6/15/49	362,000	445,732
UnitedHealth Group, Inc.:
3.75% 10/15/47	412,000	451,852
4.75% 7/15/45	406,000	516,395
Universal Health Services, Inc. 2.65% 10/15/30 (a)	1,558,000	1,539,865
		7,615,274
Pharmaceuticals – 4.2%
AbbVie, Inc.:
2.95% 11/21/26	1,031,000	1,106,452
4.25% 11/21/49	834,000	960,505
4.55% 3/15/35	301,000	358,373
AstraZeneca PLC:
1.375% 8/6/30	1,120,000	1,050,824
6.45% 9/15/37	576,000	838,416
Bayer U.S. Finance II LLC:
4.25% 12/15/25 (a)	1,077,000	1,206,791
4.375% 12/15/28 (a)	550,000	625,626
4.875% 6/25/48 (a)	574,000	686,478
Bristol-Myers Squibb Co.:
4.125% 6/15/39	122,000	143,832
4.25% 10/26/49	640,000	766,352
Elanco Animal Health, Inc.:
4.912% 8/27/21	189,000	190,308
5.272% 8/28/23	608,000	656,859
5.90% 8/28/28	452,000	519,800
Mylan, Inc. 4.55% 4/15/28	1,430,000	1,633,648

	Principal Amount	Value

Utah Acquisition Sub, Inc. 3.95% 6/15/26	$ 1,037,000	$1,147,139
Viatris, Inc. 2.70% 6/22/30 (a)	385,000	383,936
		12,275,339
TOTAL HEALTH CARE		22,922,214
INDUSTRIALS – 6.9%
Aerospace & Defense – 2.1%
BAE Systems PLC:
1.90% 2/15/31 (a)	525,000	497,445
3.00% 9/15/50 (a)	431,000	403,097
Lockheed Martin Corp. 4.09% 9/15/52	432,000	515,022
Northrop Grumman Corp.:
2.93% 1/15/25	486,000	519,889
4.03% 10/15/47	402,000	457,483
The Boeing Co.:
5.04% 5/1/27	1,828,000	2,107,346
5.15% 5/1/30	1,398,000	1,636,428
		6,136,710
Air Freight & Logistics – 0.3%
FedEx Corp. 4.05% 2/15/48	758,000	834,228
Airlines – 1.0%
American Airlines Pass Through Trust:
3.70% 4/15/27	546,198	516,180
3.75% 4/15/27	169,211	161,758
3.85% 8/15/29	213,000	202,941
Southwest Airlines Co.:
5.125% 6/15/27	502,000	587,306
5.25% 5/4/25	956,000	1,096,554
United Airlines Pass Through Trust:
3.50% 11/1/29	203,344	199,814
4.60% 9/1/27	104,733	106,515
		2,871,068
Building Products – 0.7%
Carrier Global Corp. 2.70% 2/15/31	1,986,000	2,019,025
Electrical Equipment – 0.5%
Rockwell Automation, Inc. 3.50% 3/1/29	312,000	347,983
Vontier Corp. 2.95% 4/1/31 (a)	1,000,000	989,081
		1,337,064
Industrial Conglomerates – 0.7%
General Electric Co.:
3.45% 5/1/27	754,000	830,352
4.35% 5/1/50	619,000	705,357
7	Quarterly Report

Schedule of Investments (Unaudited)–continued
Nonconvertible Bonds – continued
	Principal Amount	Value
INDUSTRIALS – continued
Industrial Conglomerates – continued
Roper Technologies, Inc. 2.95% 9/15/29	$ 379,000	$ 398,559
		1,934,268
Machinery – 0.6%
Westinghouse Air Brake Technologies Corp.:
3.20% 6/15/25	438,000	467,537
3.45% 11/15/26	1,116,000	1,202,096
		1,669,633
Road & Rail – 0.8%
Burlington Northern Santa Fe LLC 4.70% 9/1/45	927,000	1,162,988
CSX Corp. 4.75% 11/15/48	642,000	790,500
Union Pacific Corp. 3.75% 2/5/70	470,000	487,577
		2,441,065
Trading Companies & Distributors – 0.2%
Air Lease Corp. 3.25% 3/1/25	601,000	637,249
TOTAL INDUSTRIALS		19,880,310
INFORMATION TECHNOLOGY – 4.8%
IT Services – 0.4%
Fiserv, Inc. 3.50% 7/1/29	472,000	512,527
International Business Machines Corp. 4.25% 5/15/49	390,000	452,895
The Western Union Co. 2.85% 1/10/25	66,000	69,935
		1,035,357
Semiconductors & Semiconductor Equipment – 1.6%
Applied Materials, Inc. 4.35% 4/1/47	262,000	320,429
Broadcom, Inc.:
1.95% 2/15/28 (a)	512,000	507,343
2.45% 2/15/31 (a)	525,000	504,186
2.60% 2/15/33 (a)	492,000	468,448
3.50% 2/15/41 (a)	423,000	409,082
Micron Technology, Inc.:
4.185% 2/15/27	641,000	723,737
4.64% 2/6/24	1,059,000	1,166,086
NXP BV / NXP Funding LLC / NXP USA, Inc. 2.70% 5/1/25 (a)	497,000	525,270
		4,624,581
Software – 1.3%
Oracle Corp.:
2.30% 3/25/28	408,000	416,672
2.50% 4/1/25	942,000	992,893

	Principal Amount	Value

2.875% 3/25/31	$ 1,000,000	$ 1,024,426
3.95% 3/25/51	950,000	986,579
4.30% 7/8/34	307,000	349,980
		3,770,550
Technology Hardware, Storage & Peripherals – 1.5%
Apple, Inc.:
2.40% 8/20/50	539,000	475,933
3.75% 9/12/47	545,000	612,514
4.65% 2/23/46	178,000	226,358
Dell International LLC / EMC Corp.:
4.00% 7/15/24 (a)	530,000	576,516
4.90% 10/1/26 (a)	876,000	1,005,687
6.02% 6/15/26 (a)	1,270,000	1,514,037
		4,411,045
TOTAL INFORMATION TECHNOLOGY		13,841,533
MATERIALS – 2.0%
Chemicals – 1.7%
International Flavors & Fragrances, Inc.:
1.832% 10/15/27 (a)	1,432,000	1,423,518
3.468% 12/1/50 (a)	662,000	658,948
LYB International Finance III LLC:
2.25% 10/1/30	368,000	362,099
2.875% 5/1/25	721,000	767,752
Nutrien Ltd. 4.00% 12/15/26	416,000	468,425
The Dow Chemical Co. 3.625% 5/15/26	1,170,000	1,295,438
		4,976,180
Containers & Packaging – 0.1%
Avery Dennison Corp. 4.875% 12/6/28	325,000	382,603
Metals & Mining – 0.2%
Anglo American Capital PLC 5.375% 4/1/25 (a)	500,000	574,625
TOTAL MATERIALS		5,933,408
REAL ESTATE – 5.2%
Equity Real Estate Investment Trusts (REITs) – 3.9%
Alexandria Real Estate Equities, Inc.:
1.875% 2/1/33	1,411,000	1,302,367
4.70% 7/1/30	75,000	87,846
American Tower Corp. 2.40% 3/15/25	757,000	791,881
Brixmor Operating Partnership LP:
2.25% 4/1/28	302,000	299,922
4.05% 7/1/30	999,000	1,099,875
4.125% 5/15/29	85,000	94,030
Camden Property Trust:
2.80% 5/15/30	65,000	67,499

Quarterly Report	8

Nonconvertible Bonds – continued
	Principal Amount	Value
REAL ESTATE – continued
Equity Real Estate Investment Trusts (REITs) – continued
3.15% 7/1/29	$ 527,000	$ 563,628
Crown Castle International Corp. 2.25% 1/15/31	1,123,000	1,085,425
Hudson Pacific Properties LP 3.95% 11/1/27	502,000	547,073
Kimco Realty Corp. 3.30% 2/1/25	311,000	336,741
Lexington Realty Trust 4.40% 6/15/24	242,000	262,785
MPT Operating Partnership LP / MPT Finance Corp. 3.50% 3/15/31	856,000	862,664
Omega Healthcare Investors, Inc.:
3.25% 4/15/33	204,000	199,330
3.625% 10/1/29	587,000	613,816
4.375% 8/1/23	166,000	177,576
4.50% 1/15/25	204,000	223,058
Retail Properties of America, Inc.:
4.00% 3/15/25	15,000	16,001
4.75% 9/15/30	317,000	345,213
Simon Property Group LP 2.45% 9/13/29	492,000	499,575
STORE Capital Corp. 2.75% 11/18/30	67,000	66,382
VEREIT Operating Partnership LP:
2.20% 6/15/28	27,000	27,125
2.85% 12/15/32	73,000	74,364
Vornado Realty LP:
2.15% 6/1/26	73,000	73,631
3.40% 6/1/31	265,000	267,061
Welltower, Inc.:
4.125% 3/15/29	516,000	578,130
4.50% 1/15/24	356,000	387,577
WP Carey, Inc. 2.40% 2/1/31	397,000	386,530
		11,337,105
Real Estate Management & Development – 1.3%
Brandywine Operating Partnership LP 3.95% 2/15/23	587,000	614,420
Mack-Cali Realty LP 4.50% 4/18/22	269,000	275,655
Spirit Realty LP 2.10% 3/15/28	398,000	392,991
Tanger Properties LP 3.125% 9/1/26	1,210,000	1,263,335
Ventas Realty LP 3.00% 1/15/30	1,237,000	1,279,988
		3,826,389
TOTAL REAL ESTATE		15,163,494

	Principal Amount	Value
UTILITIES – 8.3%
Electric Utilities – 2.6%
Cleco Corporate Holdings LLC:
3.743% 5/1/26	$ 2,271,000	$ 2,493,293
4.973% 5/1/46	356,000	405,600
Consolidated Edison Co. of New York, Inc. 3.95% 4/1/50	51,000	56,323
Duke Energy Indiana LLC 4.90% 7/15/43	88,000	108,734
Emera U.S. Finance LP 4.75% 6/15/46	356,000	407,252
Exelon Corp. 4.05% 4/15/30	220,000	246,499
FirstEnergy Corp.:
2.25% 9/1/30	639,000	599,062
4.40% 7/15/27	416,000	453,543
Florida Gas Transmission Co. LLC 4.35% 7/15/25 (a)	134,000	148,364
Puget Energy, Inc.:
3.65% 5/15/25	848,000	915,426
4.10% 6/15/30	1,121,000	1,236,491
Xcel Energy, Inc. 3.50% 12/1/49	538,000	556,135
		7,626,722
Gas Utilities – 0.5%
Eastern Energy Gas Holdings LLC:
3.00% 11/15/29	838,000	878,469
3.90% 11/15/49	356,000	372,656
Southern Co. Gas Capital Corp. 4.40% 5/30/47	204,000	232,154
		1,483,279
Independent Power and Renewable Electricity Producers – 1.1%
AIA Group Ltd. 3.60% 4/9/29 (a)	650,000	711,035
Emera U.S. Finance LP 3.55% 6/15/26	1,201,000	1,312,418
The AES Corp.:
3.30% 7/15/25 (a)	274,000	292,295
3.95% 7/15/30 (a)	682,000	736,355
		3,052,103
Multi-Utilities – 4.1%
Berkshire Hathaway Energy Co. 2.85% 5/15/51	1,116,000	1,025,216
Dominion Energy, Inc.:
3.071% 8/15/24	1,241,000	1,322,531
4.25% 6/1/28	623,000	711,330
Duke Energy Corp.:
2.45% 6/1/30	68,000	67,845
4.20% 6/15/49	436,000	478,009
Duquesne Light Holdings, Inc. 2.532% 10/1/30 (a)	86,000	83,366
9	Quarterly Report

Schedule of Investments (Unaudited)–continued
Nonconvertible Bonds – continued
	Principal Amount	Value
UTILITIES – continued
Multi-Utilities – continued
Edison International 3.55% 11/15/24	$ 601,000	$ 645,751
Nevada Power Co. 3.70% 5/1/29	302,000	336,250
NextEra Energy Capital Holdings, Inc.:
2.75% 11/1/29	512,000	532,417
3.25% 4/1/26	861,000	936,025
NiSource, Inc.:
3.49% 5/15/27	714,000	786,979
3.95% 3/30/48	356,000	387,564
4.80% 2/15/44	378,000	457,405
ONE Gas, Inc. 2.00% 5/15/30	394,000	381,964
Sempra Energy:
3.75% 11/15/25	955,000	1,049,910
3.80% 2/1/38	832,000	906,878
The AES Corp.:
1.375% 1/15/26 (a)	342,000	338,131
2.45% 1/15/31 (a)	1,352,000	1,310,884
The Cleveland Electric Illuminating Co. 3.50% 4/1/28 (a)	224,000	234,965
		11,993,420
TOTAL UTILITIES		24,155,524
TOTAL NONCONVERTIBLE BONDS (Cost $263,349,687)		269,462,254
U.S. Treasury Obligations – 3.4%

U.S. Treasury Bonds:
1.875% 2/15/41	500,000	473,516
2.375% 5/15/51	9,343,000	9,524,020
TOTAL U.S. TREASURY OBLIGATIONS (Cost $9,871,885)		9,997,536
Foreign Government and Government Agency Obligations – 0.2%

Kingdom of Saudi Arabia 2.900% 10/22/25 (a)	200,000	213,037
State of Qatar 3.375% 3/14/24 (a)	260,000	279,874
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $459,523)		492,911
Municipal Securities – 0.2%
	Principal Amount	Value
California Gen. Oblig. Series 2009 7.550% 4/1/39 (Cost $414,483)	$ 280,000	$ 463,573
Asset-Backed Securities – 0.0%

Domino's Pizza Master Issuer LLC Series 2018-1A, Class A2I 4.116% 7/25/48 (a) (Cost $125,775)	125,775	131,898

Money Market Fund – 3.3%
	Shares
Fidelity Cash Central Fund, 0.03% (d) (Cost $9,581,885)	9,580,052	9,581,968
TOTAL INVESTMENT IN SECURITIES – 99.9% (Cost $283,803,238)		290,130,140
NET OTHER ASSETS (LIABILITIES) – 0.1%		336,945
NET ASSETS – 100.0%		$ 290,467,085

Legend
(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $51,505,689 or 17.7% of net assets.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$5,959
Quarterly Report	10

Amounts in the income column in the above table include any capital gain distributions from underlying funds.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, municipal securities and U.S government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type of by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.
Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.
For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
11	Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.
Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.
Quarterly Report	12

13	Quarterly Report